SCHEDULE OF BANK LOANS (Details) (Parenthetical) - Secured Floating Rate Bank Loans [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Singapore Interbank Offered Rate SIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	1.25%	1.25%
Singapore Interbank Offered Rate SIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	1.50%	1.50%
London Interbanks Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	1.25%	1.25%